Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net income	$ 8,998	$ 1,704,390
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of operating lease right-of-use assets	72,050	48,105
Depreciation and amortization	131,260	120,046
Gain on disposition of property and equipment		2,590
Provision for (net recovery of) credit losses	27,919	(87,627)
Deferred income tax (benefit) provision	(17,271)	23,711
Short-term investments income	(47,500)	(11,655)
Changes in operating assets and liabilities:
Accounts receivable	1,451,739	(454,837)
Accounts receivable - related parties	1,078,992	(569,807)
Inventories	546,225	566,734
Prepaid expenses and other current assets	177,882	(1,308,346)
Accounts payable	145,648	(278,216)
Accrued liabilities and other payables	(103,533)	206,416
Deferred revenue	(303,500)	(171,223)
Deferred revenue - related parties	(7,430)	11,241
Taxes payable	(516,710)	291,899
Operating lease liabilities	(82,740)	(43,424)
Net cash provided by operating activities	2,562,029	49,997
Cash flows from investing activities:
Additions to property, plant and equipment	(2,051,134)	(83,680)
Additions to land use right		(980,692)
Proceeds from disposal of property and equipment		348
Prepayment for business acquisition	(500,000)
Payments for short-term investments	(5,280,383)	(16,136,000)
Redemption of short-term investments	3,642,753	8,810,675
Repayment of advances made to related parties		4,240,111
Net cash used in investing activities	(4,188,764)	(4,149,238)
Cash flows from financing activities:
Proceeds from sale of ordinary shares, net of issuance costs		311,995
Net proceeds from short-term bank loans	9,335,497	5,554,080
Repayment of short-term bank loans	(4,532,805)
Proceeds from amount due to related parties	98,397	138,223
Net cash provided by financing activities	4,901,089	6,004,298
Effect of exchange rate changes on cash	(278,643)	40,337
Net increase in cash	2,995,711	1,945,394
Cash, beginning of period	8,136,179	6,929,508
Cash, end of period	11,131,890	8,874,902
Supplemental disclosure information:
Cash paid for income tax	31,633	2,234
Cash paid for interest	208,991	93,256
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease liabilities		$ 312,767